FINANCIAL INSTRUMENTS - Movements in the allowance for impairment of receivables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
FINANCIAL INSTRUMENTS
Balance at beginning of year	$ 270	$ 540
Recognized impairment loss	349	104
Bad debt	(126)	(374)
Balance at end of year	$ 493	$ 270